Pay vs Performance Disclosure - USD ($)	1 Months Ended	2 Months Ended	6 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 23, 2023	Oct. 25, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The table below shows for 2025, 2024 and 2023 the “total” compensation for Mark Murry our principal executive officer (“PEO”) until June 23, 2023, David Knight, our PEO from June 23, 2023 until October 25, 2024, Paul Norman, our Interim Chief Executive Officer from October 25, 2024 to February 5, 2025, and Scott Harvey, our PEO commencing on February 5, 2025, and our other Named Executive Officers from the Summary Compensation Table above; the “Compensation Actually Paid” to those officers calculated using rules required by the SEC; our total shareholder return; and our net income. “Compensation Actually Paid” does not represent the value of shares received by the officers during the year, but rather is an amount calculated under Item 402(v) of Regulation S-K.

(a)	(b)	(c)	(d)	(e)	(f)	(g)
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(3)	Net loss (In thousands) ($)(4)
2025	1,391,028	1,391,028	293,763	368,023	175	(1,779)
2024	439,255	383,529	299,511	247,015	108	(9,895)
2023	2,233,531	1,921,531	192,940	185,007	55	(4,854)

(1)
Includes total compensation for Scott Harvey, who was appointed on February 5, 2025, for the year ended December 31, 2025. Includes total compensation of $879,801 and $405,595 for Mark Murray for the years ended December 31, 2023 and 2022, respectively, and total compensation of $359,254.54 and $1,353,731 for David Knight during the years ended December 31, 2024 and 2023, respectively. Paul Norman did not receive any compensation for serving as Interim Chief Executive Officer.

(2)
Reflects compensation actually paid to our PEO and non-PEO NEOs in 2025, 2024 and 2023, consisting of the respective amounts set forth in column (b) and (d) of the table above, adjusted as set forth in the following table, as determined in accordance with SEC rules:

	2025 - PEO ($)	2024 - PEO ($)	2023 - PEO ($)(5)	2025 - Non- PEO NEOs ($)	2024 - Non- PEO NEOs ($)	2023 - Non- PEO NEOs ($)
Summary Compensation Table (“SCT”) Total Compensation	1,391,028	439,255	2,233,531	293,763	299,511	192,940
Deduct: Amounts Reported under the “Option Awards” and Equity Awards Columns in the SCT	(1,010,933)	(80,000)	(1,640,000)	(126,221)	(180,496)	(23,040)
Add: Fair Value of Awards Granted during the year that Remain Unvested as of Year-end	1,010,933	95,908	1,328,000	171,404	—	23,040
Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding & Unvested as of Year-end	—	—	—	9,778	—	(6,500)
Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	—	(71,634)	—	19,299	128,000	(1,433)
Compensation Actually Paid	1,391,028	383,529	1,921,531	368,023	247,015	185,007

(3)	For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of the Company for the measurement periods ending on December 31, 2025, 2024 and 2023.
(4)	Reflects “Net loss” in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for the years ended December 31, 2025, 2024, and 2023.
(5)
Includes $468,000 in aggregate grant date fair value of RSUs granted to Mark Murray and $1,172,000 in aggregate grant date fair value of Stock Options granted to David Knight, minus $156,000 in aggregate grant date fair value of unvested RSUs held by Mark Murray at December 31, 2023 and $1,172,000 in aggregate grant date fair value of unvested Stock Options held by David Knight at December 31, 2023.

Named Executive Officers, Footnote
(1)
Includes total compensation for Scott Harvey, who was appointed on February 5, 2025, for the year ended December 31, 2025. Includes total compensation of $879,801 and $405,595 for Mark Murray for the years ended December 31, 2023 and 2022, respectively, and total compensation of $359,254.54 and $1,353,731 for David Knight during the years ended December 31, 2024 and 2023, respectively. Paul Norman did not receive any compensation for serving as Interim Chief Executive Officer.

PEO Total Compensation Amount							$ 1,391,028	$ 439,255	$ 2,233,531
PEO Actually Paid Compensation Amount							$ 1,391,028	383,529	1,921,531
Adjustment To PEO Compensation, Footnote
(2)
Reflects compensation actually paid to our PEO and non-PEO NEOs in 2025, 2024 and 2023, consisting of the respective amounts set forth in column (b) and (d) of the table above, adjusted as set forth in the following table, as determined in accordance with SEC rules:

	2025 - PEO ($)	2024 - PEO ($)	2023 - PEO ($)(5)	2025 - Non- PEO NEOs ($)	2024 - Non- PEO NEOs ($)	2023 - Non- PEO NEOs ($)
Summary Compensation Table (“SCT”) Total Compensation	1,391,028	439,255	2,233,531	293,763	299,511	192,940
Deduct: Amounts Reported under the “Option Awards” and Equity Awards Columns in the SCT	(1,010,933)	(80,000)	(1,640,000)	(126,221)	(180,496)	(23,040)
Add: Fair Value of Awards Granted during the year that Remain Unvested as of Year-end	1,010,933	95,908	1,328,000	171,404	—	23,040
Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding & Unvested as of Year-end	—	—	—	9,778	—	(6,500)
Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	—	(71,634)	—	19,299	128,000	(1,433)
Compensation Actually Paid	1,391,028	383,529	1,921,531	368,023	247,015	185,007

Non-PEO NEO Average Total Compensation Amount							$ 293,763	299,511	192,940
Non-PEO NEO Average Compensation Actually Paid Amount							$ 368,023	247,015	185,007
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Reflects compensation actually paid to our PEO and non-PEO NEOs in 2025, 2024 and 2023, consisting of the respective amounts set forth in column (b) and (d) of the table above, adjusted as set forth in the following table, as determined in accordance with SEC rules:

	2025 - PEO ($)	2024 - PEO ($)	2023 - PEO ($)(5)	2025 - Non- PEO NEOs ($)	2024 - Non- PEO NEOs ($)	2023 - Non- PEO NEOs ($)
Summary Compensation Table (“SCT”) Total Compensation	1,391,028	439,255	2,233,531	293,763	299,511	192,940
Deduct: Amounts Reported under the “Option Awards” and Equity Awards Columns in the SCT	(1,010,933)	(80,000)	(1,640,000)	(126,221)	(180,496)	(23,040)
Add: Fair Value of Awards Granted during the year that Remain Unvested as of Year-end	1,010,933	95,908	1,328,000	171,404	—	23,040
Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding & Unvested as of Year-end	—	—	—	9,778	—	(6,500)
Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	—	(71,634)	—	19,299	128,000	(1,433)
Compensation Actually Paid	1,391,028	383,529	1,921,531	368,023	247,015	185,007

Total Shareholder Return Amount							$ 175	108	55
Net Income (Loss)							(1,779,000)	(9,895,000)	(4,854,000)
PEO Name	Paul Norman	Paul Norman	David Knight	Mark Murray	David Knight	Scott Harvey
Mark Murray [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount									879,801	$ 405,595
Mark Murray [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(468,000)
Mark Murray [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									156,000
David Knight [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								359,254.54	1,353,731
David Knight [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									(1,172,000)
David Knight [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount									1,172,000
Paul Norman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(1,010,933)	(80,000)	(1,640,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							1,010,933	95,908	1,328,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	(71,634)	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(126,221)	(180,496)	(23,040)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							171,404	0	23,040
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							9,778	0	(6,500)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							$ 19,299	$ 128,000	$ (1,433)